Taxes Payable (Tables)	12 Months Ended
Sep. 30, 2016
Taxes Payable [Abstract]
Schedule of taxes payable
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Enterprise income tax payable	$319	$437
Individual income tax	497	511
Other taxes payable	590	603
Total	$1,406	$1,551